Risk Management Activities - Maximum Exposure to Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 23	$ 64
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,207
Credit risk | Trade and other receivables
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 807
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Trade and other receivables | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	95.00%
Trade and other receivables | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	5.00%
Long-term portion of finance lease receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 171
Long-term portion of finance lease receivables | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Long-term portion of finance lease receivables | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Risk management assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 203
Risk management assets | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	75.00%
Risk management assets | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	25.00%
Loan receivable | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 26
Loan receivable | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Loan receivable | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%